Trading Properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Additions	$ 910	$ 1,179
Currency translation adjustment	(1,062)	56
Transfers		(1,605)
Disposals	(2,861)	(2,573)
Beginning Balance, Trading properties		25,900
Ending Balance, Trading properties	19,944	22,957
Completed Properties [Member]
Statement [Line Items]
Additions	0	113
Currency translation adjustment	0	0
Transfers		546
Disposals	(74)	(40)
Beginning Balance, Trading properties	2,209	1,590
Ending Balance, Trading properties	2,135
Undeveloped Sites [Member]
Statement [Line Items]
Additions	161	531
Currency translation adjustment	0	0
Transfers		(2,151)
Disposals	0	(947)
Beginning Balance, Trading properties	8,700	11,267
Ending Balance, Trading properties	8,861
Property Under Development [Member]
Statement [Line Items]
Additions	749	535
Currency translation adjustment	(1,062)	56
Transfers		0
Disposals	(2,787)	(1,586)
Beginning Balance, Trading properties	12,048	$ 13,043
Ending Balance, Trading properties	$ 8,948